Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Financial Instruments and Risk Management

30.    FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

a)      Financial instruments classification and fair value

The financial instruments, classified in accordance with the accounting principles, are as follows:

		Dec. 31, 2024		Dec. 31, 2023
	Level	Balance	Fair value	Balance	Fair value
Financial assets
Amortized cost (1)
Marketable securities – Cash investments		142	142	11	11
Accounts receivable from Customers and traders; Concession holders (transmission service)		5,850	5,850	5,477	5,477
Restricted cash		235	235	31	31
Accounts receivable from the State of Minas Gerais (AFAC)		40	40	13	13
Concession financial assets – CVA (Parcel ‘A’ Costs Variation Compensation) Account and Other financial components		1,296	1,296	806	806
Concession grant fee – Generation concessions		3,098	3,098	3,031	3,031
		10,661	10,661	9,369	9,369
Fair value through profit or loss
Cash equivalents – Cash investments	2	1,629	1,629	1,342	1,342
Marketable securities
Bank certificates of deposit (CDBs)	2	-	-	74	74
Financial Notes – Banks	2	279	279	475	475
Treasury Financial Notes (LFTs)	1	72	72	214	214
		1,980	1,980	2,105	2,105
Derivative financial instruments (Swaps)	2	-	-	368	368
Concession financial assets – Distribution infrastructure	3	2,807	2,807	1,920	1,920
Indemnifiable receivable – Generation	3	871	871	784	784
		5,658	5,658	5,177	5,177
		16,319	16,319	14,546	14,546

Financial liabilities
Amortized cost (1)
Loans and debentures (2)		(12,280)	(11,934)	(9,831)	(9,831)
Debt with pension fund (Forluz)		-	-	(90)	(90)
Deficit of pension fund (Forluz)		(494)	(484)	(521)	(521)
Concessions payable		(27)	(27)	(28)	(28)
Suppliers		(2,952)	(2,952)	(3,017)	(3,017)
Leasing liabilities (Adjusted for remeasurements)		(429)	(429)	(433)	(433)
Sector financial liabilities		(16)	(16)	-	-
		(16,198)	(15,842)	(13,920)	(13,920)

(1)	The book value represents the approximate fair value amount, except for loans, debentures and pension fund deficit equalization in relation to the amounts as of December 31, 2024.
(2)	The fair value presented is net of the transaction costs and anticipated resources presented in note 20.

At initial recognition the Company measures its financial assets and liabilities at fair value and classifies them according to the accounting standards currently in effect. Fair value is a measurement based on assumptions that market participants would use in pricing an asset or liability, assuming that market participants act in their economic best interest. The information applied in the fair value valuation techniques is classified in three levels of fair value hierarchy, as follows:

Level 1 - Active market - Quoted prices: A financial instrument is considered to be quoted in an active market if the prices quoted are promptly and regularly made available by an exchange or organized over-the-counter market, by operators, by brokers or by a market association, by entities whose purpose is to publish prices, or by regulatory agencies, and if those prices represent regular arm’s length market transactions made without any preference.

•         Level 2 - No active market - Valuation technique: For an instrument that does not have an active market, fair value should be found by using a method of valuation/pricing. Criteria such as data on the current fair value of another instrument that is substantially similar, or discounted cash flow analysis or option pricing models, may be used. Level 2 is based on information that is observable, either directly or indirectly. The objective of the valuation technique is to establish what would be the transaction price on the measurement date in an arm’s-length transaction motivated by business model.

•         Level 3 - No active market - No observable inputs: Fair value is determined based on generally accepted valuation techniques, such as on discounted cash flow analysis or other valuation techniques, including non-observable data, such as the measurement at new replacement value (NRV). Non-observable data should be used to measure fair value where significant observable data is not available, admitting situations in which there is little or no market activity at the measurement date. Non-observable data are developed using the best possible information available in the circumstances, which may include the entity’s own data.

The fair value hierarchy prioritizes information (inputs) from valuation techniques, and not the valuation techniques used for measurement of fair value. In some cases, information is used from different hierarchy levels in measurement of fair value, and this is classified entirely in the same level of the fair value hierarchy applicable to the significant information of a lower level. For assets and liabilities that are recognized at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization.

Fair value calculation of financial positions

Distribution infrastructure concession financial assets: these are measured at New Replacement Value (NRV), according to criteria established by the Concession-granting power (‘Grantor’), based on fair value of the concession assets in service and which will be revertible at the end of the concession, and on the weighted average cost of capital (WACC) defined by the Grantor, which reflects the concession holder’s return on the operations of the concession. The NRV and the WACC are public information disclosed by the Grantor and by CEMIG respectively. The gas distribution assets are measured at the construction cost adjusted by the General Market Prices Index (Índice Geral de Preços de Mercado - IGPM). Changes in concession financial assets are disclosed in Note 12.

Indemnifiable receivable - generation: measured at NRV, as per criteria set by regulations of the grantor power, based on the fair value of the assets to be indemnify at the end of the concession. For more information, see Note 13.

Marketable securities: Fair value of financial investments is determined taking into consideration the market prices of the investment, or market information that makes such calculation possible, considering future interest rates and exchange of investments to similar securities. The market value of the security is deemed to be its maturity value discounted to present value by the discount rate obtained from the market yield curve.

Other financial liabilities: Fair value of its Loans and debentures were determined using 111.43% of the CDI rate - based on its most recent funding. For the loans and debentures, with annual rates between (i) a minimum of IPCA + 4.10% and a maximum of IPCA + 7.62% and (ii) a minimum of CDI + 0.47% and a maximum of CDI + 2.05%. The difference between book value and fair value is impacted mainly by macroeconomic conditions (inflation and interest rates), as well as the dynamics of the credit market, which is reflected in secondary capital market trading.

b)      Derivative financial instruments

Swap transactions and currency options

Considering that part of the Loans of the Company’s subsidiaries was denominated in foreign currency, the companies used derivative financial instruments (swaps and currency options) to protect the servicing associated with these debts (principal plus interest).

The gains and losses realized in 2024 and 2023 are shown below:

Assets	Liability	Maturity period	Product	Trade market	Notional amount	Realized gain / loss
						2024	2023
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 149.99% of CDI	Interest: Half-yearly Principal: Dec. 2024	Swap + Options	Over the counter	US$120.000	212	97
US$ exchange variation + Rate (9.25% p.y.)	Local currency R$ + 125.54% of CDI	Interest: Half-yearly Principal: Dec. 2024	Swap + Options	Over the counter	US$261.110	302	87
US$ exchange variation higher than R$5.1110	US$ exchange variation higher than R$5.1110	April 13, 2023 December 05, 2023	NDF	Over the counter	US$392.344	-	(79)
US$ exchange variation higher than R$4.9675	US$ exchange variation higher than R$4.9675	December 05, 2023 December 19, 2023	NDF	Over the counter	US$376.550	-	(38)
						514	67

The six-monthly payment of swap interest in June 2024 resulted in a negative item of R$7, with cash outflow of this amount.

The hedge transaction, relating to the outstanding total of US$381,110, was fully settled on December 5, 2024, resulting in a positive result of R$521, and net cash inflow of R$443.

As a result, at December 31, 2024 Cemig GT now has no derivative financial instruments in effect.

More details on the liquidation of Eurobonds in note 20.

c)       Financial risk management

Corporate risk management is a management tool that is part of the Company’s corporate governance practices, and is aligned with the process of planning, which sets the Company’s strategic business objectives.

The economic-financial risk is associated with ineffective management and control of the organization’s financial resources, and also market variations, such as availability of credit, exchange rates, and movements in interest rates.

The Company monitor the financial risk of transactions that could negatively affect the Company’s liquidity or profitability, recommending hedge protection strategies to minimize its exposure to foreign exchange rate, interest rate and inflation risks, which are effective, in alignment with the Company’s business strategy.

The main exposure risks of the Company and its subsidiaries are described below in this explanatory note:

The scenarios for the sensitivity analysis were developed using market sources and specialized sources. The Company considers ‘probable’ and ‘adverse’ scenarios for financial assets and liabilities. A scenario is considered adverse when it generates a reduction in net gains on financial assets (i.e. the ‘adverse’ scenario results in lower rates of return than the ‘probable’ scenario), or an increase in net financial liabilities (higher in the ‘adverse’ than in the ‘probable’ scenario), for the same risk.

Exchange rate risk

The Company is exposed to the risk of appreciation in exchange rates, with effect on suppliers (energy purchased from Itaipu) and cash flow.

The risk exposure of group is mitigated by the account for compensation of variation of parcel A items (CVA).

The net exposure to exchange rates is as follows:

Exposure to exchange rates	Dec. 31, 2024		Dec. 31, 2023

	Foreign currency	R$	Foreign currency	R$
US dollar
Loans and financing (note 20)	-	-	(384)	(1,857)
Suppliers (Itaipu Binacional)	(34)	(210)	(50)	(240)
	(34)	(210)	(434)	(2,097)
Net liabilities exposed		(210)		(2,097)

Sensitivity analysis

Based on finance information from its financial consultants, the Company estimates that in a probable scenario the variation of the exchange rates of foreign currencies in relation to the Real on December 31, 2025 will be a depreciation of the dollar by 7.92%, to R$5.70.

The Company has prepared a sensitivity analysis of the effects on the Company’s net income arising from depreciation of the Real exchange rate considering an adverse scenario in relation to the probable scenario.

Risk: foreign exchange rate exposure	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		Dollar R$5.7	Dollar R$6.48
US dollar
Suppliers (Itaipu Binacional)	(210)	(194)	(220)
Net liabilities exposed	(210)	(194)	(220)
Net effect of exchange rate fluctuation		16	(10)

Interest rate risk

The Company is exposed to the risk of decrease in Brazilian domestic interest rates on December 31, 2024. This risk arises from the effect of variations in Brazilian interest rates on net financial income comprised by financial revenues from cash investments made by the Company, and also to the financial assets related to the CVA and other financial components, net of the effects on financial expenses associated to loans and debentures in Brazilian currency, and also sectorial financial liabilities.

Part of the Loans in Brazilian currency comprises financings obtained from various financial agents that specify interest rates taking into account basic interest rates, the risk premium compatible with the companies financed, their guarantees, and the sector in which they operate.

The Company does not contract derivative financial instruments for protection from this risk. Variations in interest rates are continually monitored with the aim of assessing the need for contracting of financial instruments that mitigate this risk.

This exposure occurs as a result of net assets indexed to variation in interest rates, as follows:

	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash equivalents – Cash investments – CDI	1,629	1,342
Marketable securities – CDI / Selic	493	774
Generation indemnity revenue	871	784
Restricted cash – CDI	235	31
CVA and in tariffs (Note 12.d) – Selic	1,296	806
	4,524	3,737
Liabilities
Loans and debentures (Note 20) – CDI	(4,882)	(3,508)
Sector financial liabilities (note 12.d)	(16)	-
	(4,898)	(3,508)
Net liabilities exposed (1)	(374)	229

Sensitivity analysis

In relation to the most significant interest rate risk, the Company estimate that in a probable scenario the Selic rate will be 15% and the TJLP rate will be 7.94% on December 31, 2025.

The Company made a sensitivity analysis of the effects on results considering an adverse scenario in relation to the probable scenario, as shown in the table below. The CDI rate follows the Selic rate.

Risk: Increase in Brazilian interest rates	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		Selic 15%	Selic 15.25%
		TJLP 7.94%	TJLP 8.26%
Assets
Cash equivalents	1,629	1,873	1,877
Marketable securities	493	566	568
Generation indemnity revenue (nota 12.b)	871	1,001	941
Restricted cash	235	270	271
CVA and Other financial components – SELIC (Note 12.d)	1,296	1,490	1,493
	4,524	5,200	5,150
Liabilities
Loans and financing (Note 20) – CDI	(4,882)	(5,614)	(5,627)
CVA and Other financial components – SELIC (Note 12.d)	(16)	(18)	-
	(4,898)	(5,632)	(5,627)

Net liabilities exposed	(374)	(432)	(477)
Net effect of fluctuation in interest rates		(58)	(103)

Increase in inflation risk

The Company is exposed to the risk of increase in inflation index on December 31, 2024. A portion of the loans and debentures as well as the pension fund liabilities are adjusted using the IPCA (Expanded National Customer Price). The revenues are also adjusted using the IPCA and IGP-M index, mitigating part of the Company risk exposure.

This table presents the Company’s net exposure to inflation index:

Exposure to increase in inflation	Dec. 31, 2024	Dec. 31, 2023
Assets
Concession financial assets related to Distribution infrastructure - IPCA	2,807	1,920
Concession Grant Fee – IPCA (Note 12.c)	3,098	3,031
	5,905	4,951
Liabilities
Loans and debentures – IPCA and IGP-DI (Note 20)	(7,547)	(4,522)
Debt with pension fund (Forluz) – IPCA	-	(90)
Deficit of pension plan (Forluz) – IPCA	(494)	(521)
Leasing liabilities	(429)	(433)
	(8,470)	(5,566)
Net liabilities exposed	(2,565)	(615)
(1)	Portion of the concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (Aneel) after the 4th tariff review cycle.

Sensitivity analysis

In relation to the most significant risk of reduction in inflation index, reflecting the consideration that the Company has more assets than liabilities indexed to inflation indexes, the Company estimates that, in a probable scenario, at December 31, 2025 the IPCA inflation index will be 4.5% and the IGPM inflation index will be 3.76%. The Company has prepared a sensitivity analysis of the effects on its net income arising from reductions in rates in an adverse scenario.

	Dec. 31, 2024	Dec. 31, 2025
	Book value	Probable' scenario	Adverse scenario
		IPCA 4.5%	IPCA 8.08%
		IGPM 3.76%	IGPM 9.47%
Assets
Concession financial assets related to Distribution infrastructure – IPCA (1)	2,715	2,837	2,934
Concession financial assets related to gas distribution infrastructure – IGPM	92	96	101
Concession Grant Fee – IPCA (Note 12.c)	3,098	3,238	3,349
	5,905	6,171	6,384
Liabilities
Loans, financing and debentures – IPCA and IGP-DI (Note 20)	(7,547)	(7,887)	(8,157)
Deficit of pension plan (Forluz)	(494)	(516)	(534)
Leasing liabilities	(429)	(449)	(464)
	(8,470)	(8,852)	(9,155)
Net liability exposed	(2,565)	(2,681)	(2,771)
Net effect of fluctuation in IPCA and IGP–M indexes		(116)	(206)

(1)	Portion of the Concession financial assets relating to the Regulatory Remuneration Base of Assets ratified by the grantor (ANEEL) after the 4th tariff review cycle.

Liquidity risk

CEMIG has sufficient cash flow to cover the cash needs related to its operating activities.

The Company manages liquidity risk with a group of methods, procedures and instruments that are coherent with the complexity of the business, and applied in permanent control of the financial processes, to guarantee appropriate risk management.

CEMIG manages liquidity risk by permanently monitoring its cash flow in a budget-oriented manner. Balances are projected monthly, for each one of the companies, over a period of 12 months, and daily liquidity is projected over 180 days.

Short-term investments must comply with investing principles established in the Company’s Cash Investment Policy. These include applying its resources in private credit investment funds, without market risk, and investment of the remainder directly in bank CDs or repo contracts which earn interest at the CDI rate.

In managing cash investments, the Company seeks to obtain profitability through a rigid analysis of financial institutions’ credit risk, applying operational limits for each bank, based on assessments that take into account their ratings, exposures and balance sheet. It also seeks greater returns on investments by strategically investing in securities with longer investment maturities, while bearing in mind the Company’s minimum liquidity control requirements.

Any reduction in the Company’s ratings could result in a reduction of its ability to obtain new financing and could also make refinancing of debts not yet due more difficult or more costly. In this situation, any financing or refinancing of the Company’s debt could have higher interest rates or might require compliance with more onerous covenants, which could additionally cause restrictions to the operations of the business.

The flow of payments of the Company’s obligation to suppliers, debts with the pension fund, Loans and debentures, at floating and fixed rates, including future interest up to contractual maturity dates, is as follows:

	Up to 1 month		1 to 3 months		3 months to 1 year		1 to 5 years		Over 5 years		Total
	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest	Principal	Interest
Financial instruments at interest rates:
- Floating rates (*)
Loans and debentures	-	-	324	216	2,414	706	5,354	2,217	5,902	1,513	18,646
Onerous concessions	-	-	1	-	3	-	14	-	15	-	33
Deficit of the pension plan (FORLUZ)	5	2	10	5	45	21	304	81	207	15	695
	5	2	335	221	2,462	727	5,672	2,298	6,124	1,528	19,374
- Fixed rate
Suppliers	2,787	-	163	-	2	-	-	-	-	-	2,952
Total	2,792	2	498	221	2,464	727	5,672	2,298	6,124	1,528	22,326

(*) The lease payment flow is presented in note 17.

Risk of debt early maturity

The Company’s subsidiaries have loan contracts with restrictive covenants normally applicable to this type of transaction, related to compliance with a financial index. Non-compliance with these covenants could result in earlier maturity of debts. More details in Note 20.

Credit risk and other risks

The distribution concession contract requires levels of service on a very wide basis within the concession area, and disconnection of supply of defaulting customers is permitted.  Additionally, the Company uses numerous tools of communication and collection to avoid increase in default. These include: telephone contact, emails, text messages, collection letters, posting of customers with credit protection companies, and collection through the courts.

The risk arising from the possibility of Cemig and its subsidiaries incurring losses as a result of difficulty in receiving amounts billed to its customers is considered to be low. The credit risk is also reduced by the extremely wide customers’ base.

The estimated credit losses recorded on December 31, 2024, considered to be adequate in relation to the credits in arrears receivable by the Company and its subsidiaries was R$850 (R$868 in 2023).

Company and its subsidiaries manage the counterparty risk of financial institutions based on an internal policy, which is constantly updated. This Policy assesses and scales the credit risks of the institutions, the liquidity risk systemic risk related to macroeconomic and regulatory conditions, the market risk of the investment portfolio and the Treasury operational risk.

All investments are made in financial securities that have fixed-income characteristics, always indexed to the CDI rate, and may be of public or private capital as well as financial or non-financial entities. The Company does not carry out any transactions in variable income securities or that would bring volatility risk into its financial statements.

As a management instrument, the Company and its subsidiaries divide the investment of its funds into direct purchases of securities (own portfolio) and investment funds. The investment funds invest the funds exclusively in fixed income products, having companies of the Group as the only unit holders. They obey the same policy adopted in the investments for the Company’s directly-held own portfolio.

The minimum requirements for concession of credit to financial institutions are centered on three items:

1.         Minimum Brazilian long-term rating of ‘BBB’ (bra), ‘brBBB’ or ‘Baa2’ by any of the agencies: Fitch Ratings, Moody’s or Standard & Poor’s.

2.         Equity greater than R$800.

3.         Basel ratio one percentage point above the minimum set by the Brazilian Central Bank.

The quality of the financial institutions’ credit portfolio is another indicator that is monitored and may result in reduction of the institution’s limit.

Banks that exceed these thresholds are classified in three groups, in accordance with their equity value, plus a specific segment comprising those whose credit risk is associated only with federal government, and within this classification, limits of concentration by group and by institution are set:

		Limit per bank (% of equity) (1) (2)
Group	Equity	AAA	AA	A	BBB
Federal Risk	-	10%	10%	10%	10%
A1	Equal or over R$10 billion	9%	8%	7%	6%
A2	Between R$5 billion and R$10 billion	8%	7%	6%	5%
A3	Between R$2 billion and R$5 billion	7%	6%	5%	4%
A4	Between R$800 million and R$2 billion	6%	5%	4%	-

1.	The percentage assigned to each bank depends on individual assessment of indicators, e.g. liquidity, and quality of the credit portfolio.
2.	When the institution has different ratings from different risk rating agencies, the rating that is most favorable for the institution is taken into account.

Further to these points, CEMIG also sets two concentration limits:

1.       No bank may have more than 30% of the Group’s portfolio.

2.       The banks in the ‘Federal risk’, ‘A1’ and ‘A2’ groups must concentrate at least 50% of the total of the funds available, comprising investments held in the Investment Funds and in the own portfolio, excluding public securities.

The Company only permits investments in securities of non-financial companies that have a rating equal to or higher than the most recent rating of the Company published by the risk rating agencies Fitch Rating, Moody’s or Standard & Poor’s.

Risk of over-contracting and under-contracting of energy supply

Sale or purchase of energy supply in the spot market to cover a positive or negative exposure of supply contracted, to serve the captive market of CEMIG D, is an inherent risk to the energy distribution business. The regulatory agent limits for 100% pass-through to customers the exposure to the spot market, valued at the difference between the distributor’s average purchase price and the spot price (PLD), is only the margin between 95% and 105% of the distributor’s contracted supply. Any exposure that can be proved to have arisen from factors outside the distributor’s control (‘involuntary exposure’) may also be passed through in full to customers. Company’s management is continually monitories its contracts for purchase of energy supply to mitigate the risk of exposure to the spot market.

Risk of continuity of the concession

The risk to continuity of the distribution concession arises from the new terms included in the extension of CEMIG D’s concession for 30 years from January 1, 2016, as specified by Law 12,783/13. The extension introduced changes to the present contract, conditional upon compliance by the distributor with new criteria for quality, and for economic and financial sustainability. The amendment included annual targets for these indicators, which had to be met by 2020. Failure to meet them in two consecutive years or in 2020 would result in the concession being forfeited.

As of 2021, the contract established that failure to meet the quality criteria for three consecutive years or the minimum parameters for economic and financial sustainability for two consecutive years will result in the opening of forfeiture proceedings. This rule was regulated by Normative Resolution 948/2021, summarized as follows:

Indicator	Criteria	Measures arising from non-compliance
Economic and financial management	In the base year	Capital contribution (1)
Limitation on the distribution of dividends and interest on own capital
Restrictive regime for contracts with related parties
Economic and financial management	2 consecutive years	Expiry of the concession
Quality of supply	In the base year	Results plan (2)
Quality of supply	2 consecutive years or 3 of the previous 5 calendar years	Limitation on the distribution of dividends and interest on own capital (3)
Quality of supply	3 consecutive years	Expiry of the concession

(1)	Within 180 days of the end of each financial year, for the total insufficiency that occurs in reaching the Minimum Parameter for Economic and Financial Sustainability.
(2)

Failure to comply with any of the DEC or FEC limits for one year makes it compulsory for the concessionaire to present a Results Plan, which must be submitted for Aneel's prior acceptance and monitored in its execution by the inspection areas.

(3)	This limitation will come into effect on January 1st of the calendar year following the year in which the indicator was not met.

The quality of supply criterion is measured by the collective continuity indicators: DEC (Equivalent Interruption Duration per Consumer Unit) and FEC (Equivalent Interruption Frequency per Consumer Unit). They are considered to have been breached when, separately or jointly, the result of each indicator exceeds the overall annual limits set by Aneel.

The efficiency criterion in relation to economic and financial management is measured by the following inequality:

1. Net debt corresponds to gross debt less Financial Assets, with the exception of Financial Assets and Liabilities under administrative or judicial discussion. Debt will correspond to the sum of liabilities made up of loans, financing, debentures, actuarial liabilities (private pension and post-employment benefits), tax installments, derivative financial instruments, taxes in arrears, sector costs and charges in arrears and renegotiated, sector financial liabilities that are not under administrative or judicial discussion, supply/purchase of electricity for resale (short-term without tariff coverage).

2. EBITDA calculated in accordance with the methodology defined by Aneel.

3. QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense: will be the amount defined in the last Periodic Tariff Review - RTP, updated by the variation in Regulatory Parcel B and calculated on a pro rata basis.

4. Selic: should be limited to 9.009% per year if it exceeds this percentage and 6.006% if it is lower than the latter.

This criterion is considered not to have been met when there is non-compliance with the inequality or when the EBITDA is less than the QRR.

The efficiency criteria related to continuity of supply and economic and financial management for maintaining Cemig D's concession were met in the year ending December 31, 2023. For the year 2024, the calculation has not yet taken place and will be carried out when the Regulatory Accounting Statements are released.

The efficiency criteria for continuity of supply and for economic and for financial management, required to maintain the distribution concession, were met in the year ended December 31, 2024.

Hydrological risk

The greater part of the energy sold by the Company’s subsidiaries is generated by hydroelectric plants. A prolonged period of drought can result in lower water volumes in the reservoirs of these plants, which can lead to an increase in the cost of acquisition of energy, due to replacement by thermoelectric generation, or reduction of revenues due to reduction in consumption caused by implementation of wide-ranging programs for saving of energy. Prolongation of the generation of energy using the thermal plants could pressure costs of acquisition of supply for the distributors, causing a greater need for cash, and could result in future increases in tariffs.

The Company continuously monitors the position of its energy balance and the risk position of power purchase contracting, in order to ensure that transactions are consistent with its objectives and corporate strategy.

d)      Capital management

The Company has the policy of maintaining a solid capital base to maintain the confidence of investors, creditors and the market and to enable the implementation of its investment program and the maintenance of its credit quality, with access to capital markets, seeking to invest in projects that offer minimum real internal rates of return equal to or greater than those provided for in the Long Term Strategy, with the cost of capital for its various businesses as a reference.

Accounting policy

Financial assets are classified, at initial recognition, as measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through income or loss, depending on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Cemig and its subsidiaries currently have no financial assets measured at fair value through other comprehensive income (OCI).

Financial liabilities, as a rule, should be classified as measured at amortized cost, except when they fall within the characteristics for measurement at fair value through profit or loss, or in the case of any other exceptions introduced by the standard.

The corresponding disclosures on the main assumptions used in the fair value valuations are summarized in the respective notes.

Amortized cost: This category includes financial assets that (i) are held within the Company's business model for the purpose of receiving contractual cash flows and (ii) the contractual terms of these assets give rise to known cash flows that exclusively constitute payment of principal and interest, as follows: accounts receivables from customers, traders and concession holders; restricted cash; marketable debt securities with the intention of holding them until maturity and the terms of their contracts originate known cash flows that constitute exclusively payments of principal and interest; assets and liabilities related to the CVA account and Other financial components in tariff adjustments; concession financial assets related to generation concession grant fee and accounts receivable from related parties.

This category includes the following financial liabilities: suppliers; leasing liabilities; loans and debentures; debt agreed with the pension fund (Forluz); concessions payable; the low-income subsidy; reimbursement of tariff subsidies; and other credits.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate (EIR). Gains and losses are recognized in income or loss when the asset is derecognized, modified or impaired.

Estimates and judgments

Fair value through income or loss: This category includes cash equivalents and securities that are not classified as amortized cost, as well as derivative financial instruments and indemnities receivable from generation assets.

Also includes the concession financial assets related to energy and gas distribution segment infrastructure. The financial assets related to energy distribution infrastructure are measured at the expected New Replacement Value (NRV), which represents the fair value of the residual value of the infrastructure as of the balance sheet date. The financial assets related to gas distribution infrastructure are measured based on the historical cost adjusted by the IGP-M, less write-offs and replacements, which corresponds to the fair value on the date of the financial statements.

Derivative financial instruments (Swap transactions and call spread): CEMIG GT, maintains derivative instruments to manage its exposure to the risks of changes in foreign currency exchange rates that are recognized initially at their fair value and the related transaction costs are recognized in the statement of income when they are incurred. After the initial recognition, derivatives are measured at fair value and changes in fair value are recorded in the statement of income.

The disclosures about the main assumptions used in fair value measurement are summarized in the respective notes.